Earnings Per Common Share - Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings (loss) per common share
Net income	$ 15,888	$ 4,833	$ 11,431
Preferred stock dividends	(1,483)	(1,044)	(1,349)
Net income applicable to common shareholders	14,405	3,789	10,082
Dividends and undistributed earnings allocated to participating securities	0	0	(2)
Net income allocated to common shareholders	$ 14,405	$ 3,789	$ 10,080
Average common shares issued and outstanding	10,462,282	10,527,818	10,731,165
Earnings (loss) per common share (in dollars per share)	$ 1.38	$ 0.36	$ 0.94
Diluted earnings (loss) per common share
Add preferred stock dividends due to assumed conversions	$ 300	$ 0	$ 300
Dividends and undistributed earnings allocated to participating securities	0	0	(2)
Net income allocated to common shareholders	$ 14,705	$ 3,789	$ 10,380
Average common shares issued and outstanding (in thousands) (in shares)	10,462,282	10,527,818	10,731,165
Dilutive potential common shares	751,710	56,717	760,253
Total diluted average common shares issued and outstanding (in thousands) (in shares)	11,213,992	10,584,535	11,491,418
Diluted earnings (loss) per common share (in dollars per share)	$ 1.31	$ 0.36	$ 0.90